Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Matters [Abstract]
Schedule of bank's actual capital amounts and ratios
	Actual		Minimum Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014
Total risk-based capital (to risk-weighted assets)	$40,252	18.81%	$17,119	8.0%	$21,399	10.0%

Tier I capital (to risk-weighted assets)	37,574	17.56	8,560	4.0	12,839	6.0

Tier I capital (to average assets)	37,574	12.25	12,269	4.0	15,336	5.0

Tangible capital (to adjusted tangible assets)	37,574	12.25	4,601	1.5	—	N/A

As of December 31, 2013
Total risk-based capital (to risk-weighted assets)	$38,766	18.15%	$17,089	8.0%	$21,361	10.0%

Tier I capital (to risk-weighted assets)	36,087	16.89	8,544	4.0	12,817	6.0

Tier I capital (to average assets)	36,087	11.51	12,546	4.0	15,682	5.0

Tangible capital (to adjusted tangible assets)	36,087	11.51	4,705	1.5	—	N/A

Schedule of reconciliation of bank equity amount for regulatory capital purposes
	2014	2013

Bank equity	$41,012	$37,427
Less net unrealized gain (loss)	711	(1,387)
Less disallowed goodwill	2,727	2,727

Tier 1 capital	37,574	36,087

Plus allowance for loan losses	2,678	2,679

Total risked-based capital	$40,252	$38,766